Consolidated Summary of Quarterly Earnings (Unaudited)	12 Months Ended
Dec. 31, 2011
Consolidated Summary of Quarterly Earnings [Abstract]
CONSOLIDATED SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)

24. CONSOLIDATED SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)

(Dollars in thousands, except per share amounts)
The following table presents summarized quarterly data for 2011 and 2010:

	1st	2nd	3rd	4th	Total
2011	Quarter	Quarter	Quarter	Quarter	Year
Total interest income	$46,919	$45,732	$43,966	$43,526	$180,143
Total interest expense	10,223	9,979	9,135	8,709	38,046

Net interest income	36,696	35,753	34,831	34,817	142,097
Provision for loan losses	10,000	10,000	9,000	8,500	37,500

Net interest income after provision for loan losses	26,696	25,753	25,831	26,317	104,597
Total non-interest income	6,497	5,370	6,300	7,069	25,236
Total non-interest expense	34,203	29,097	28,224	29,186	120,710

(Loss) income before income taxes	(1,010)	2,026	3,907	4,200	9,123
Income tax (benefit) expense	(112)	47	(172)	(1,676)	(1,913)

Net (loss) income	(898)	1,979	4,079	5,876	11,036

Basic and diluted earnings per common share (2)	$(0.01)	$0.03	$0.05	$0.08	$0.14

	1st	2nd	3rd	4th	Total
2010	Quarter	Quarter	Quarter	Quarter	Year
Total interest income	$50,080	$51,657	$47,292	$48,485	$197,514
Total interest expense	13,776	12,512	12,202	11,406	49,896

Net interest income	36,304	39,145	35,090	37,079	147,618
Provision for loan losses	4,950	6,200	51,050 (1)	8,000	70,200

Net interest income after provision for loan losses	31,354	32,945	(15,960)	29,079	77,418
Total non-interest income	8,304	6,272	5,736	6,908	27,220
Total non-interest expense	30,485	31,479	33,351	33,075	128,390

Income (loss) before income taxes	9,173	7,738	(43,575)	2,912	(23,752)
Income tax expense (benefit)	1,646	2,142	(21,845)	3,268	(14,789)

Net income (loss)	$7,527	$5,596	$(21,730)	$(356)	$(8,963)

Basic and diluted earnings per common share (2)	$0.10	$0.07	$(0.28)	$—	$(0.12)

(1)	During the third quarter of 2010, the Company saw considerable deterioration in the value of a number of large collateral dependent commercial real estate loans. As a result, the Company recorded a significantly elevated provision for credit losses of $51.1 million. Changes in the provision were based on management’s analysis of various factors such as: estimated fair value of underlying collateral, recent loss experience in particular segments of the portfolio, levels and trends in delinquent loans, and changes in general economic and business conditions.
(2)	EPS is computed independently for each period. The sum of the individual quarters may not equal the annual EPS.